Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common stock, shares authorized	100
Common stock, shares issued	100
Common stock, shares outstanding	100
Forge Nano, Inc.
Allowance for credit loss, current	$ 40	$ 33	$ 52
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,663,753	1,931,849
Preferred stock, shares issued	1,925,348	1,676,528	1,594,215
Preferred stock, shares outstanding	1,925,348	1,676,528
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,850,000	4,550,000
Common stock, shares issued	1,648,841	1,643,081
Common stock, shares outstanding	1,648,841	1,643,081